STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015
Cash flows from operating activities
Net income (loss)		$ 10,666,816		$ 5,420,641
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[1]	(15,114,264)		(11,837,639)
Impairment loss		1,464,002		2,593,629
Distributions received from operating limited partnerships		10,852		103,773
Amortization		0		66,792
Changes in assets and liabilities
Other assets		(74,518)		(136,424)
Accounts payable and accrued expenses		503,467		22,219
Accounts payable - affiliates		(2,830,228)		2,058,807
Net cash provided by (used in) operating activities		(5,373,873)		(1,708,202)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		15,750,871	[2]	12,631,500	[3]
Net cash provided by (used in) investing activities		15,750,871		12,631,500
Cash flows from financing activities
Distributions		(12,369,281)		0
Net cash used in financing activities		(12,369,281)		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(1,992,283)		10,923,298
Cash and cash equivalents, beginning		23,720,352		12,797,054
Cash and cash equivalents, ending		21,728,069		23,720,352
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		6,500
Series Twenty [Member]
Cash flows from operating activities
Net income (loss)		(66,671)		88,834
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[4]	0		(70,580)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		(62,628)		16,576
Net cash provided by (used in) operating activities		(129,299)		34,830
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		0		70,580	[3]
Net cash provided by (used in) investing activities		0		70,580
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(129,299)		105,410
Cash and cash equivalents, beginning		310,195		204,785
Cash and cash equivalents, ending		180,896		310,195
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty One [Member]
Cash flows from operating activities
Net income (loss)		279,798		(46,655)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[5]	(326,273)		0
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		3,000		0
Accounts payable and accrued expenses		(5,000)		0
Accounts payable - affiliates		19,976		57,300
Net cash provided by (used in) operating activities		(28,499)		10,645
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		326,273	[2]	0
Net cash provided by (used in) investing activities		326,273		0
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		297,774		10,645
Cash and cash equivalents, beginning		127,394		116,749
Cash and cash equivalents, ending		425,168		127,394
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty Two [Member]
Cash flows from operating activities
Net income (loss)		178,017		100,765
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[6]	(248,148)		(166,896)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		9,937		(82,281)
Net cash provided by (used in) operating activities		(60,194)		(148,412)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		238,796	[2]	166,896	[3]
Net cash provided by (used in) investing activities		238,796		166,896
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		178,602		18,484
Cash and cash equivalents, beginning		117,048		98,564
Cash and cash equivalents, ending		295,650		117,048
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty Three [Member]
Cash flows from operating activities
Net income (loss)		168,719		430,054
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[7]	(247,429)		(426,346)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		(154,401)		(343,237)
Net cash provided by (used in) operating activities		(233,111)		(339,529)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		247,429	[2]	426,346	[3]
Net cash provided by (used in) investing activities		247,429		426,346
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		14,318		86,817
Cash and cash equivalents, beginning		205,359		118,542
Cash and cash equivalents, ending		219,677		205,359
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty Four [Member]
Cash flows from operating activities
Net income (loss)		27,462		191,861
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[8]	(16,675)		(207,327)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		(6,335)		3,335
Accounts payable - affiliates		0		0
Net cash provided by (used in) operating activities		4,452		(12,131)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		96,715	[2]	127,287	[3]
Net cash provided by (used in) investing activities		96,715		127,287
Cash flows from financing activities
Distributions		(604,486)		0
Net cash used in financing activities		(604,486)		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(503,319)		115,156
Cash and cash equivalents, beginning		1,005,871		890,715
Cash and cash equivalents, ending		502,552		1,005,871
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty Five [Member]
Cash flows from operating activities
Net income (loss)		(33,376)		1,261,858
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[9]	0		(1,295,124)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		0		0
Net cash provided by (used in) operating activities		(33,376)		(33,266)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		0		1,295,124	[3]
Net cash provided by (used in) investing activities		0		1,295,124
Cash flows from financing activities
Distributions		(3,382,746)		0
Net cash used in financing activities		(3,382,746)		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(3,416,122)		1,261,858
Cash and cash equivalents, beginning		3,811,919		2,550,061
Cash and cash equivalents, ending		395,797		3,811,919
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty Six [Member]
Cash flows from operating activities
Net income (loss)		(66,471)		557,776
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[10]	(59,000)		(647,125)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		(15,507)		15,507
Accounts payable - affiliates		0		0
Net cash provided by (used in) operating activities		(140,978)		(73,842)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		128,000	[2]	576,832	[3]
Net cash provided by (used in) investing activities		128,000		576,832
Cash flows from financing activities
Distributions		(2,190,980)		0
Net cash used in financing activities		(2,190,980)		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(2,203,958)		502,990
Cash and cash equivalents, beginning		3,013,320		2,510,330
Cash and cash equivalents, ending		809,362		3,013,320
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty Seven [Member]
Cash flows from operating activities
Net income (loss)		(152,027)		49,734
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[11]	0		(237,896)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		0		(44,238)
Net cash provided by (used in) operating activities		(152,027)		(232,400)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		0		234,376	[3]
Net cash provided by (used in) investing activities		0		234,376
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(152,027)		1,976
Cash and cash equivalents, beginning		1,051,663		1,049,687
Cash and cash equivalents, ending		899,636		1,051,663
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		6,500
Series Twenty Eight [Member]
Cash flows from operating activities
Net income (loss)		1,295,112		6,008,855
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[12]	(1,405,521)		(5,854,818)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		1,250		1,567
Accounts payable and accrued expenses		4,500		(4,500)
Accounts payable - affiliates		0		(706,182)
Net cash provided by (used in) operating activities		(104,659)		(555,078)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		1,405,521	[2]	5,813,850	[3]
Net cash provided by (used in) investing activities		1,405,521		5,813,850
Cash flows from financing activities
Distributions		(6,191,069)		0
Net cash used in financing activities		(6,191,069)		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(4,890,207)		5,258,772
Cash and cash equivalents, beginning		5,774,634		515,862
Cash and cash equivalents, ending		884,427		5,774,634
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Twenty Nine [Member]
Cash flows from operating activities
Net income (loss)		355,117		44,840
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[13]	(199,000)		(278,493)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		(1,500)		1,500
Accounts payable - affiliates		(236,133)		230,779
Net cash provided by (used in) operating activities		(81,516)		(1,374)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		199,000	[2]	278,493	[3]
Net cash provided by (used in) investing activities		199,000		278,493
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		117,484		277,119
Cash and cash equivalents, beginning		501,274		224,155
Cash and cash equivalents, ending		618,758		501,274
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty [Member]
Cash flows from operating activities
Net income (loss)		191,558		(935)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[14]	(273,454)		(94,887)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		500		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		(261,540)		143,019
Net cash provided by (used in) operating activities		(342,936)		47,197
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		324,454	[2]	21,630	[3]
Net cash provided by (used in) investing activities		324,454		21,630
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(18,482)		68,827
Cash and cash equivalents, beginning		322,775		253,948
Cash and cash equivalents, ending		304,293		322,775
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty One [Member]
Cash flows from operating activities
Net income (loss)		1,144,794		2,566,425
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[15]	(1,328,188)		(2,840,263)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		3,000		(2,257)
Accounts payable - affiliates		(2,902,513)		(310,268)
Net cash provided by (used in) operating activities		(3,082,907)		(586,363)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		1,328,188	[2]	2,840,263	[3]
Net cash provided by (used in) investing activities		1,328,188		2,840,263
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(1,754,719)		2,253,900
Cash and cash equivalents, beginning		3,106,480		852,580
Cash and cash equivalents, ending		1,351,761		3,106,480
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty Two [Member]
Cash flows from operating activities
Net income (loss)		615,369		(149,466)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[16]	(825,886)		(107,673)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		6,007		993
Accounts payable - affiliates		85,502		194,588
Net cash provided by (used in) operating activities		(119,008)		(61,558)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		825,886	[2]	105,416	[3]
Net cash provided by (used in) investing activities		825,886		105,416
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		706,878		43,858
Cash and cash equivalents, beginning		354,807		310,949
Cash and cash equivalents, ending		1,061,685		354,807
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty Three [Member]
Cash flows from operating activities
Net income (loss)		1,023,616		(32,528)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[17]	(1,097,000)		(53,079)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		(4,053)		650
Accounts payable - affiliates		(34,812)		118,662
Net cash provided by (used in) operating activities		(112,249)		33,705
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		1,097,000	[2]	53,079	[3]
Net cash provided by (used in) investing activities		1,097,000		53,079
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		984,751		86,784
Cash and cash equivalents, beginning		281,704		194,920
Cash and cash equivalents, ending		1,266,455		281,704
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty Four [Member]
Cash flows from operating activities
Net income (loss)		316,271		359,261
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[18]	(328,000)		(502,727)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		(5,802)		2,802
Accounts payable - affiliates		(474,323)		176,928
Net cash provided by (used in) operating activities		(491,854)		36,264
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		328,000	[2]	502,727	[3]
Net cash provided by (used in) investing activities		328,000		502,727
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(163,854)		538,991
Cash and cash equivalents, beginning		838,027		299,036
Cash and cash equivalents, ending		674,173		838,027
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty Five [Member]
Cash flows from operating activities
Net income (loss)		1,374,252		(196,280)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[19]	(1,504,603)		0
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		(1,500)		1,500
Accounts payable - affiliates		88,845		148,216
Net cash provided by (used in) operating activities		(43,006)		(46,564)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		1,504,603	[2]	0	[3]
Net cash provided by (used in) investing activities		1,504,603		0
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		1,461,597		(46,564)
Cash and cash equivalents, beginning		231,626		278,190
Cash and cash equivalents, ending		1,693,223		231,626
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty Six [Member]
Cash flows from operating activities
Net income (loss)		444,498		(100,022)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[20]	(571,611)		(25,054)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		2,500		0
Accounts payable - affiliates		101,759		82,426
Net cash provided by (used in) operating activities		(22,854)		(42,650)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		571,611	[2]	25,054	[3]
Net cash provided by (used in) investing activities		571,611		25,054
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		548,757		(17,596)
Cash and cash equivalents, beginning		430,583		448,179
Cash and cash equivalents, ending		979,340		430,583
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty Seven [Member]
Cash flows from operating activities
Net income (loss)		(161,074)		(157,664)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships		0		0
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		(1,024)		1,024
Accounts payable - affiliates		157,320		196,940
Net cash provided by (used in) operating activities		(4,778)		40,300
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		0		0	[3]
Net cash provided by (used in) investing activities		0		0
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(4,778)		40,300
Cash and cash equivalents, beginning		345,467		305,167
Cash and cash equivalents, ending		340,689		345,467
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty Eight [Member]
Cash flows from operating activities
Net income (loss)		(91,569)		(120,423)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[21]	(32,421)		0
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		4,779		0
Accounts payable - affiliates		139,400		164,400
Net cash provided by (used in) operating activities		20,189		43,977
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		32,421	[2]	0
Net cash provided by (used in) investing activities		32,421		0
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		52,610		43,977
Cash and cash equivalents, beginning		280,864		236,887
Cash and cash equivalents, ending		333,474		280,864
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Thirty Nine [Member]
Cash flows from operating activities
Net income (loss)		49,450		(112,061)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[22]	(102,774)		(29,999)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		4,894		0
Accounts payable - affiliates		93,229		134,085
Net cash provided by (used in) operating activities		44,799		(7,975)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		102,774	[2]	29,999	[3]
Net cash provided by (used in) investing activities		102,774		29,999
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		147,573		22,024
Cash and cash equivalents, beginning		166,118		144,094
Cash and cash equivalents, ending		313,691		166,118
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Forty [Member]
Cash flows from operating activities
Net income (loss)		584,797		(209,771)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[23]	(790,011)		0
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		5,000		0
Accounts payable - affiliates		(176,823)		210,791
Net cash provided by (used in) operating activities		(377,037)		1,020
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		790,011	[2]	0
Net cash provided by (used in) investing activities		790,011		0
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		412,974		1,020
Cash and cash equivalents, beginning		97,731		96,711
Cash and cash equivalents, ending		510,705		97,731
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Forty One [Member]
Cash flows from operating activities
Net income (loss)		302,913		(246,035)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[24]	(457,440)		0
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		(130,841)		237,564
Net cash provided by (used in) operating activities		(285,368)		(8,471)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		457,440	[2]	0
Net cash provided by (used in) investing activities		457,440		0
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		172,072		(8,471)
Cash and cash equivalents, beginning		158,957		167,428
Cash and cash equivalents, ending		331,029		158,957
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Forty Two [Member]
Cash flows from operating activities
Net income (loss)		3,133,162		(56,734)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[25]	(3,214,695)		(103,508)
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		(1,665)		1,665
Accounts payable - affiliates		(178,723)		248,290
Net cash provided by (used in) operating activities		(261,921)		89,713
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		3,254,655		63,548
Net cash provided by (used in) investing activities		3,254,655		63,548
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		2,992,734		153,261
Cash and cash equivalents, beginning		420,023		266,762
Cash and cash equivalents, ending		3,412,757		420,023
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Forty Three [Member]
Cash flows from operating activities
Net income (loss)		2,323,909		(634,723)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	[26]	(2,492,094)		47,235
Impairment loss		0		268,187
Distributions received from operating limited partnerships		0		16,140
Amortization		0		66,792
Changes in assets and liabilities
Other assets		2,827		(19,648)
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		206,108		306,780
Net cash provided by (used in) operating activities		40,750		50,763
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		2,492,094	[2]	0
Net cash provided by (used in) investing activities		2,492,094		0
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		2,532,844		50,763
Cash and cash equivalents, beginning		354,147		303,384
Cash and cash equivalents, ending		2,886,991		354,147
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Forty Four [Member]
Cash flows from operating activities
Net income (loss)		(323,040)		(359,371)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships		82,095		118,343
Impairment loss		0		0
Distributions received from operating limited partnerships		0		0
Amortization		0		0
Changes in assets and liabilities
Other assets		(82,095)		(118,343)
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		357,799		330,753
Net cash provided by (used in) operating activities		34,759		(28,618)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		0		0
Net cash provided by (used in) investing activities		0		0
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		34,759		(28,618)
Cash and cash equivalents, beginning		9,744		38,362
Cash and cash equivalents, ending		44,503		9,744
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Forty Five [Member]
Cash flows from operating activities
Net income (loss)		(1,050,682)		(1,442,530)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships		169,344		239,227
Impairment loss		661,498		918,818
Distributions received from operating limited partnerships		7,263		8,342
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		515,173		0
Accounts payable - affiliates		298,106		297,388
Net cash provided by (used in) operating activities		600,702		21,245
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		0		0
Net cash provided by (used in) investing activities		0		0
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		600,702		21,245
Cash and cash equivalents, beginning		147,398		126,153
Cash and cash equivalents, ending		748,100		147,398
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		0		0
Series Forty Six [Member]
Cash flows from operating activities
Net income (loss)		(1,197,088)		(2,374,424)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships		154,520		699,351
Impairment loss		802,504		1,406,624
Distributions received from operating limited partnerships		3,589		79,291
Amortization		0		0
Changes in assets and liabilities
Other assets		0		0
Accounts payable and accrued expenses		0		0
Accounts payable - affiliates		224,528		249,528
Net cash provided by (used in) operating activities		(11,947)		60,370
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships		0		0
Net cash provided by (used in) investing activities		0		0
Cash flows from financing activities
Distributions		0		0
Net cash used in financing activities		0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(11,947)		60,370
Cash and cash equivalents, beginning		255,224		194,854
Cash and cash equivalents, ending		243,277		255,224
Supplemental schedule of noncash investing and financing activities
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.		$ 0		$ 0

[1]	Includes $15,520,223 and $12,941,795, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[2]	Partnership proceeds from disposition include $80,040, $69,000, $51,000 and $39,960, for Series 24, Series 26, Series 30 and Series 42, respectively, recorded as a receivable as of March 31, 2015. Partnership proceeds from disposition does not include $9,352 which was due to a writeoff of capital contribution payable Series 22.
[3]	Partnership proceeds from disposition does not include the following amounts which were due to writeoffs of capital contribution payables of $1,293, $3,520, $40,968, $22,257 and $2,257, for Series 26, Series 27, Series 28, Series 30 and Series 32, respectively. As well as proceeds from disposition recorded as a receivable of $80,040, $69,000, $51,000 and $39,960, for Series 24, Series 26, Series 30 and Series 42, respectively.
[4]	Includes $- and $70,580, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[5]	Includes $326,273 and $-, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[6]	Includes $248,148 and $166,896, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[7]	Includes $247,429 and $426,346, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[8]	Includes $16,675 and $207,327, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[9]	Includes $- and $1,295,124, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[10]	Includes $59,000 and $647,125, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[11]	Includes $- and $237,896, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[12]	Includes $1,405,521 and $5,854,818, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[13]	Includes $199,000 and $278,493, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[14]	Includes $273,454 and $94,887, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[15]	Includes $1,328,188 and $2,840,263, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[16]	Includes $825,886 and $107,673, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[17]	Includes $1,097,000 and $53,079, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[18]	Includes $328,000 and $502,727, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[19]	Includes $1,504,603 and $-, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[20]	Includes $571,611 and $25,054, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[21]	Includes $32,421 and $-, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[22]	Includes $102,774 and $29,999, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[23]	Includes $790,011 and $-, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[24]	Includes $457,440 and $-, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[25]	Includes $3,214,695 and $103,508, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[26]	Includes $2,492,094 and $-, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.